Financial assets at fair value through other comprehensive income	12 Months Ended
Dec. 31, 2023
Financial assets at fair value through other comprehensive income [Abstract]
Disclosure of Financial assets at fair value through other comprehensive income [text block]	15 – Financial assets at fair value through other comprehensive income in € m. Dec 31, 2023 Dec 31, 2022 Securities purchased under resale agreement 1,805 2,156 Debt securities: German government 1,566 602 U.S. Treasury and U.S. government agencies 9,232 12,334 U.S. local (municipal) governments 446 392 Other foreign governments 15,672 9,960 Corporates 686 708 Other asset-backed securities 0 0 Mortgage-backed securities, including obligations of U.S. federal agencies 442 486 Other debt securities 831 969 Total debt securities 28,874 25,450 Loans 4,867 4,069 Total financial assets at fair value through other comprehensive income 35,546 31,675